Provisions - Text Details (Detail) € in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023 EUR (€)	Dec. 31, 2025 EUR (€) device yr	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of other provisions [line items]
Additional provisions, other provisions		€ 706	€ 1,865
Number of replaced and repaired devices | device		65,000
Remediation costs		€ 112	133	€ 224
Provision used, other provisions		€ 1,821	1,336
Not later than five years
Disclosure of other provisions [line items]
Provision utilization period | yr		5
Product warranty
Disclosure of other provisions [line items]
Additional provisions, other provisions		€ 328	439
Provision used, other provisions		385	507
Product warranty | Replacement And Repair Services
Disclosure of other provisions [line items]
Additional provisions, other provisions		149
Product warranty | Diagnosis & Treatment
Disclosure of other provisions [line items]
Additional provisions, other provisions		138
Product warranty | Connected Care
Disclosure of other provisions [line items]
Additional provisions, other provisions		40
Environmental
Disclosure of other provisions [line items]
Additional provisions, other provisions		7	9
Provision used, other provisions		14	15
Environmental | Between 1 and 5 years
Disclosure of other provisions [line items]
Provision used, other provisions		€ 60
Other environment related provision long term | Bottom of range
Disclosure of other provisions [line items]
Provision utilization period | yr		1
Other environment related provision long term | Top of range
Disclosure of other provisions [line items]
Provision utilization period | yr		5
Other environment related provision remainder
Disclosure of other provisions [line items]
Provision utilization period | yr		5
Legal
Disclosure of other provisions [line items]
Additional provisions, other provisions		€ 15	1,015
Provision used, other provisions		1,047	477
Legal | Respironics litigation provision
Disclosure of other provisions [line items]
Additional provisions, other provisions	€ 575
Provision used, other provisions		€ 1,100
Legal | Not later than three years
Disclosure of other provisions [line items]
Provision utilization period | yr		3
Contingent consideration
Disclosure of other provisions [line items]
Additional provisions, other provisions		€ 4	5
Provision used, other provisions		1	€ 9
Contingent consideration | Not later than three years
Disclosure of other provisions [line items]
Contingent consideration		€ 32
Contingent consideration | Later than three years [member]
Disclosure of other provisions [line items]
Provision utilization period | yr		3